Mezzanine Equity and Equity	9 Months Ended
Sep. 30, 2023
Mezzanine Equity and Equity [Abstract]
MEZZANINE EQUITY AND EQUITY

NOTE 9 — MEZZANINE EQUITY AND EQUITY

Business Combination

The condensed consolidated statements of shareholders’ deficit, mezzanine equity and noncontrolling interests reflect the reverse recapitalization and Business Combination as described in Note 1 — Business Description and Note 3 — Business Combination and Related Transactions. As Intuitive Machines, LLC was deemed to be the accounting acquirer in the Business Combination, all periods prior to the consummation of the Business Combination reflect the balances and activity of Intuitive Machines, LLC. The consolidated balances as of December 31, 2022 from the audited financial statements of Intuitive Machines, LLC as of that date and membership unit activity in the condensed consolidated statements of change in shareholders’ deficit, as well as mezzanine and noncontrolling interests, prior to the consummation of the Business Combination have not been retroactively adjusted.

Upon consummation of the Transactions, the Company’s capital stock consisted of (i) 8,243,750 shares of Class A Common Stock held by the Sponsor, (ii) 5,493,182 shares of Class A Common Stock issued to public shareholder, net of redemptions, (iii) 2,066,667 shares of Class A Common Stock issued as a result of the conversion of SAFE Agreements previously held by investors in Intuitive Machines, LLC, (iv) 10,566 shares of Class B Common Stock issued to Intuitive Machines, LLC Class B Unit holders, (v) 68,140,188 shares of Class C Common Stock issued to the Founders of Intuitive Machines, LLC, and (vi) 26,000 shares of Series A Preferred Stock issued to PIPE investors. In addition, 10,000,000 Earn Out Units were issued to the Intuitive Machines, LLC Founders representing contingently issuable shares of Class A Common Stock as further described in Note 3.

Private Placement

On September 5, 2023, the Company consummated a securities purchase agreement (the “Purchase Agreement”) with Armistice Capital Master Fund Ltd (the “Purchaser”) pursuant to which the Company agreed to sell securities to the Purchaser in a private placement (the “Private Placement”). The Purchase Agreement provided for the sale and issuance by the Company of (i) an aggregate of 4,705,883 shares of the Company’s Class A Common Stock and (ii) an accompanying (a) warrant to purchase up to 4,705,883 shares of Class A Common Stock (the “Series A Warrant”) at an exercise price of $4.75 per share and (b) warrant to purchase up to 4,705,883 shares of Class A Common Stock (the “Series B Warrant”) at an exercise price of $4.75 per share, for aggregate gross proceeds of $20.0 million, before deducting related transaction costs of $1.4 million. The Series A Warrant and the Series B Warrant are immediately exercisable and will expire on March 5, 2029 and March 5, 2025, respectively. See Note 10 for additional information on these warrants.

On August 30, 2023, in connection with the entry into the Purchase Agreement, the Company and certain directors, officers and 5% stockholders of the Company entered into lock-up agreements. Pursuant to the applicable lock-up agreement, Michael Blitzer, a member of the board of directors of the Company, agreed not to transfer shares of Class A Common Stock or any securities convertible, exchangeable or exercisable into shares of Class A Common

Stock held of record as of August 30, 2023 or acquired of record thereafter from August 30, 2023 until (i) with respect to 50% of such securities, 30 days after the date that the registration statement relating to the securities that were issued and sold in the Private Placement (the “Resale Registration Statement”) has been declared effective by the SEC and (ii) with respect to the remaining 50% of such securities, until 60 days after the effective date of the Resale Registration Statement, subject, in each case, to limited exceptions. The lock-up parties other than Mr. Blitzer agreed not to transfer shares of Class A Common Stock or any securities convertible, exchangeable or exercisable into shares of Class A Common Stock beneficially owned as of August 30, 2023 or with respect to which beneficial ownership is acquired thereafter from August 30, 2023 until 60 days after the effective date of the Resale Registration Statement, subject, in each case, to limited exceptions. The Resale Registration Statement was declared effective on September 29, 2023.

The table below reflects share information about the Company’s capital stock as of September 30, 2023.

	Par Value	Authorized	Issued	Treasury Stock	Outstanding
Class A Common Stock	$0.0001	500,000,000	22,237,988	(1,250,000)	20,987,988
Class B Common Stock	$0.0001	100,000,000	—	—	—
Class C Common Stock	$0.0001	100,000,000	70,909,012	—	70,909,012
Series A Preferred Stock	$0.0001	25,000,000	26,000	—	26,000
Total shares		725,000,000	93,173,000	(1,250,000)	91,923,000

Class A Common Stock

Each holder of Class A Common Stock is entitled to one vote for each share of Class A Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class A Common Stock, whether voting separately as a class or otherwise. Class A Common Stock has rights to the economics of the Company and to receive dividend distributions, subject to applicable laws and the rights and preferences of holders of Series A Preferred Stock or any other series of stock having preference over or participation rights with Class A Common Stock. In the event of liquidation, dissolution or winding up of the affairs of Company, Class A Common Stock has rights to assets and funds of the Company available for distribution after making provisions for preferential and other amounts to the holders of Series A Preferred Stock or any other series of stock having preference over or participation rights with Class A Common Stock.

Class B Common Stock

Each holder of Class B Common Stock is entitled to one vote for each share of Class B Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class B Common Stock, whether voting separately as a class or otherwise. Class B Common Stock does not have rights to the economics of the Company nor to receive dividend distributions, except in limited circumstances. In the event of liquidation, dissolution or winding up of the affairs of the Company, Class B Common Stock holders are entitled to receive par value per share only. Class B Common Stock ownership is limited only to Intuitive Machines, LLC members in an amount not to exceed at any time the aggregate number of Intuitive Machines, LLC Common Units held of record by such member.

Class C Common Stock

Each holder of Class C Common Stock is entitled to three votes for each share of Class C Common Stock held of record in person or by proxy on all matters submitted to a vote of the holders of Class C Common Stock, whether voting separately as a class or otherwise. Class C Common Stock does not have rights to the economics of the Company nor to receive dividend distributions, except in limited circumstances. In the event of liquidation, dissolution or winding up of the affairs of the Company, Class C Common Stock holders are entitled to receive par value per share only. Class C Common Stock ownership is limited only to Intuitive Machines, LLC Founders in an amount not to exceed at any time the aggregate number of Intuitive Machines, LLC Founder Common Units held of record by such founder. The Intuitive Machines, LLC Founders are Dr. Kamal Ghaffarian, Stephen J. Altemus and Dr. Timothy Crain and their permitted transferees.

Class B and C Common Stock Conversions to Class A Common Stock

After the expiration of the applicable lock-up period on August 14, 2023, holders of certain Intuitive Machines, LLC Common Units will be permitted to exchange their Intuitive Machines, LLC Common Units (along with the cancellation of the paired share of Class B Common Stock or share of Class C Common Stock) for shares of Class A Common Stock on a one-for-one basis (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications) or at the Company’s election (determined by a majority of our directors who are disinterested with respect to such determination), cash from a substantially concurrent public offering or private sale in an amount equal to the net amount, on a per share basis, of cash received as a result of such public offering or private sale.

During the third quarter of 2023, all of the previously issued shares of Class B Common Stock (and paired Intuitive Machines, LLC Common Units) were exchanged for shares of Class A Common Stock on a one-for-one basis. The Intuitive Machines, LLC Common Units and shares of Class B Common Stock were subsequently cancelled.

Series A Preferred Stock (Mezzanine Equity)

The Series A Preferred Stock votes together with the Company’s Common Stock on an as-converted basis, except as required by law and under certain protective provisions. Each holder of Series A Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Class A Common Stock into which the shares of Series A Preferred Stock are convertible. The Series A Preferred Stock pays dividends, semi-annually at the rate of 10% of the original price per share, plus the amount of previously accrued, but unpaid dividends, compounded semi-annually, and participates with our Common Stock on all other dividends. Accrued dividends may be paid (i) in cash, (ii) subject to satisfaction of certain equity conditions, in shares of Class A Common Stock or (iii) accumulated, compounded and added to the liquidation preference described below.

Upon any liquidation or deemed liquidation event, the holders of Series A Preferred Stock will be entitled to receive out of the available proceeds, before any distribution is made to holders of Common Stock or any other junior securities, an amount per share equal to the greater of (i) 100% of the Accrued Value (as defined in the Certificate of Designation) or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into Class A Common Stock immediately prior to the liquidation event.

Each share of Series A Preferred Stock will be convertible at the holder’s option into shares of Class A Common Stock at an initial conversion ratio determined by dividing the Accrued Value (as defined in the Certificate of Designation) of such shares of Series A Preferred Stock by the conversion price of $12.00 per share subject to adjustment in accordance with the terms of the Certificate of Designation. As result of the Private Placement discussed above and in accordance with the terms of the Certificate of Designation, the Series A Preferred Stock conversion price was reduced to $5.10 per share.

The Series A Preferred Stock shall be redeemable at the option of the holder commencing any time after the 5th year anniversary of the Closing Date at a price equal to the 100% of the sum of (i) original purchase price plus (ii) all accrued/declared but unpaid dividends.

The Series A Preferred Stock shall be redeemable at the Company’s option commencing any time (A) after the 3rd year anniversary of the Closing Date at a price equal to the 115% of the Accrued Value, (B) after the 4th anniversary of the Closing Date at a price equal to the 110% of the Accrued Value and (C) after the 5th anniversary of the Closing Date at a price equal to the 100% of the Accrued Value.

Redeemable Noncontrolling Interests

As of September 30, 2023, the prior investors of Intuitive Machines, LLC owns 77.2% of the common units of Intuitive Machines, LLC. The prior investors of Intuitive Machines, LLC have the right to exchange their common units in Intuitive Machines, LLC (along with the cancellation of the paired shares of Class B Common Stock or Class C Common Stock in Intuitive Machines, Inc.) for shares of Class A Common Stock on a one-to-one basis or cash proceeds for an equivalent amount. The option to redeem Intuitive Machines, LLC’s common units for cash proceeds must be approved by the Board, which as of September 30, 2023, is controlled by the prior investors. The ability to put common units is solely within the control of the holder of the redeemable noncontrolling interests. If the prior investors elect the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock and subject to the Company’s Board approval.

The financial results of Intuitive Machines, LLC and its subsidiaries are consolidated with Intuitive Machines, Inc. with the redeemable noncontrolling interests’ share of our net loss separately allocated.